Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 799,000
Previously Paid Amount	0.00
Total Fee Amount	110.34
Total Offset Amount	0.00
Net Fee	110.34
Narrative - Max Aggregate Offering Price	$ 799,000
Final Prospectus	true